FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			$ 78	$ 76
Amount realized	(61)	(9)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	22	7
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	(7)	4
Carrying value	203	78	203	78
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			8,714	3,787
Fair value of the interest rate swap agreements			0	0
Fair value convertible senior debentures and derivatives liabilities			1,612	1,734
Fair value, option, credit risk, gains (losses) on assets			164	266
Cash And Cash Equivalents2011 [Domain]
Total	1,851	1,480
Cash And Cash Equivalents2011 [Domain] | Level 1 [Member]
Total	1,625	1,389
Cash And Cash Equivalents2011 [Domain] | Level 2 [Member]
Total	23	13
Cash And Cash Equivalents2011 [Domain] | Level 3 [Member]
Total	203	78
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	73	389	73	389
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	73	389	73	389
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,023	859	1,023	859
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,023	859	1,023	859
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	31	77	31	77
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	31	77	31	77
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	5	10	5	10
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	4	9	4	9
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	91	82	91	82
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	91	82	91	82
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	20	23	20	23
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	20	23	20	23
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Liability Derivatives [Member]
Derivatives-net	57	16	57	16
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	57	16	57	16
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	53	70	53	70
Derivatives-net	25	0	25	0
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	53	70	53	70
Derivatives-net	25	0	25	0
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Asset Derivatives [Member]
Derivatives-net	(17)	(17)	(17)	(17)
Derivative Fair Value Of Derivative Asset	17	17	17	17
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(17)	(17)	(17)	(17)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	505	109	505	109
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	505	109	505	109
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Business Acquisition Contingent Consideration [Member]
Business Acquisition, Contingent Consideration, at Fair Value	171	0	171	0
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Business Acquisition, Contingent Consideration, at Fair Value	$ 171		$ 171